Finance Expenses, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expenses Net Abstract [Abstract]
Interest expenses from project finance loans	$ 113,131	$ 86,559	$ 54,646
Interest expenses from corporate loans	11,219	14,966	9,750
Interest expenses from Debentures	39,553	18,525	13,191
Finance expenses in respect of contingent consideration arrangement	326	456	1,900
Interest expenses from non-controlling interests loans	2,551	2,737	2,187
Finance expenses from hedging transactions	0	869	3,098
Finance expenses in respect of lease liability	7,345	5,675	2,503
Exchange differences	17,099	3,639	0
Finance expenses from lease back liability	2,671	2,678	1,511
Finance expenses related to tax equity arrangements	17,310	1,362	0
Others	4,297	3,869	2,298
Capitalized cost of qualifying assets	215,502	141,335	91,084
Amounts capitalized to the cost of qualifying assets	(50,772)	(33,491)	(22,941)
Total	$ 164,730	$ 107,844	$ 68,143